Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Prepaid Land Lease Payments [Text Block]
10.	Prepaid Land Lease Payments

	December 31,
	2016	2015
Prepaid land lease payments	$10,400	$11,147
Less: accumulated amortization	1,703	1,573
Net carrying value	$8,697	$9,574

Prepaid land lease payments of the Changping facilities of Sinovac Beijing with a net book value of $2,473 (RMB 17.2 million) were pledged as collateral (note 11 (e), 11(j)) for a bank loan from China Construction Bank.

Prepaid land lease payments of Sinovac Beijing with a net book value of $297 (RMB2.1 million) were pledged as collateral (note 11 (i)) for a bank loan from Bank of Beijing.

Prepaid land lease payments of Sinovac Dalian with a net book value of $3,225 (RMB22.4 million) were pledged as collateral (note 11 (c)) for a bank loan from Bank of China.

Amortization expense for prepaid land lease payments for the year ended December 31, 2016 was $247 (2015 - $261, 2014 - $267).